SHAREHOLDERS' EQUITY - Additional Information (Details)	Jun. 30, 2021 $ / shares	Jan. 04, 2019 USD ($) $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total value of underwriter warrants | $		$ 190,384
Exercise price of warrants	$ 6.25
Price per warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		1.51
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		4.35
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		35